Leases - Schedule of Undiscounted Future Minimum Rents Income Receivables (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 268,710
2026	243,312
2027	214,445
2028	176,798
2029	151,733
Thereafter	357,324
Total	$ 1,412,322